Other income - Summary of other income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Material income and expense [abstract]
Net foreign exchange gain	$ 5		$ 224
Payroll tax rebate	2
Subsidies and grants	20	9	685
Gain on legal settlement			8,411
Reimbursement of expenses		25	8
Research and development rebate	968	1,431	2,200
Other sundry income			1,461
Other income	$ 995	$ 1,465	$ 12,989